ICON Utilities Fund

Portfolio of Investments (Unaudited)

6/30/2020

	Shares	Value
Common Stock (99.87%)

Industrial (18.22%)
Canadian Pacific Railway Ltd	2,900	740,486
Hubbell Inc	8,900	1,115,704
Kansas City Southern	7,600	1,134,604
MDU Resources Group Inc	85,000	1,885,300
Union Pacific Corp	8,700	1,470,909
Total Industrial		6,347,003

Utilities (81.65%)
AES Corp/The	33,000	478,170
Ameren Corp	25,900	1,822,324
American Electric Power Co Inc	18,900	1,505,196
Black Hills Corp	15,600	883,896
CenterPoint Energy Inc	80,300	1,499,201
DTE Energy Co	11,900	1,279,250
Dominion Energy Inc	38,700	3,141,666
Duke Energy Corp	25,800	2,061,162
Evergy Inc	35,500	2,104,795
NextEra Energy Inc	12,000	2,882,040
NiSource Inc	52,100	1,184,754
OGE Energy Corp	45,600	1,384,416
PPL Corp	40,400	1,043,936
Pinnacle West Capital Corp	20,500	1,502,445
Public Service Enterprise Group Inc	27,500	1,351,900
Sempra Energy	17,400	2,039,802
Xcel Energy Inc	36,500	2,281,250
Total Utilities		28,446,203

Total Common Stock (Cost $35,793,843)		34,793,206

Total Investments (Cost $35,793,843) (99.87%)		34,793,206
Other Net Assets (0.13%)		47,057
Net Assets (100.00%)		34,840,263

*	Non-income producing security.